CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Consolidated Schedule of Investments					July 31, 2022 (unaudited)
					Shares	Fair Value
74.06%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -					$584,864
	Institutional Class 2.05%* . . . . .			. .	584,864
74.06%	TOTAL MONEY MARKET FUND . . . . . . . . . . . .					$584,864
	FUTURES CONTRACTS
					Value at	Unrealized
	Number of		Expiration	Notional	July 31,	Appreciation
	Contracts	Descriptions	Date	Value	2022	(Depreciation)
15.19%	1	CME Bitcoin	Aug-22	$103,055	$119,950	$16,895
		Future (1)
30.46%	2	CME Bitcoin	Sep-22	$216,457	$240,550	$24,093
		Future (1)
12.46%	41	CME Micro	Aug-22	$88,843	$98,359	$9,516
		Bitcoin (1)
				$408,355	$458,859	$50,504
58.11%	TOTAL FUTURES CONTRACTS . . .
132.17%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . .					$ 1,043,723
(32.17%)	Liabilities in excess of other assets . . . . . . . . . . . . .					(254,040)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . . .					$789,683

* Effective 7 day yield as of July 31, 2022

(1)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

QUARTERLY REPORT

CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Consolidated Schedule of Investments - continued	July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3
		Other
	Quoted	Significant	Significant
		Observable	Unobservable
	Prices	Inputs	Inputs	Total
MONEY MARKET . . . . . . . .	$ 584,864	$—	$—	$584,864
FUTURE CONTRACTS . . . . . .		458,859		458,859
TOTAL INVESTMENTS . . . . . .
	$ 584,864	$458,859	$—	$1,043,723

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $993,219 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .

Gross unrealized depreciation . . . .

Net unrealized appreciation . . . . .

$50,504
—
$50,504

2

QUARTERLY REPORT